Business Acquisition - Consideration of business acquisition (Details) - Encompass Healthcare Billing, LLC - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition
Cash payment	$ 300,000
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Business Acquisition
Cash payment	300,000		$ 300,000
Total consideration	$ 300,000	$ 300,000